Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property, plant and equipment

Cost	Computers and equipment	Leasehold improvements	Right of use assets	Total
At December 31, 2020	$543	$170	$1,908	$2,621
Additions	366	12	—	378
Effect of movements in exchange rates	—	—	(1)	(1)

At December 31, 2021	$909	$182	$1,907	$2,998
Additions	—	—	56	56
Disposals	—	—	(70)	(70)
Effect of movements in exchange rates	39	1	37	77

At December 31, 2022	$948	$183	$1,930	$3,061

Accumulated amortization	Computer and office equipment	Leasehold improvements	Right of use assets	Total
At December 31, 2020	$315	$170	$496	$981
Amortization	116	1	289	406

At December 31, 2021	$431	$171	$785	$1,387
Amortization	158	2	301	461
Effect of movements in exchange rates	16	—	10	26

At December 31, 2022	$605	$173	$1,096	$1,874

Carrying amounts	Computer and office equipment	Leasehold improvements	Right of use assets	Total
At December 31, 2021	$478	$11	$1,122	$1,611
At December 31, 2022	$343	$10	$834	$1,187